Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0002124472
Registrant Name	Orion180 Insurance Group Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES